UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217

Form 13F File Number:  028-03661

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bryan Sadoff
Title:    Member/Chief Compliance Officer
Phone:    (414) 352-8460

Signature, Place, and Date of Signing:

       /s/ Bryan Sadoff             Milwaukee, Wisconsin          April 15, 2013
       ----------------             --------------------          --------------
         [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           51
                                         -----------

Form 13F Information Table Value Total:  $   524,677
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
         NAME OF ISSUER              CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
ACTAVIS                          COM            00507K103      23,005     249,759 SH       Sole                  249,759
ANALOG DEVICES                   COM            032654105      11,770     253,178 SH       Sole                  253,178
APPLE COMPUTER                   COM            037833100         522       1,179 SH       Sole                    1,179
BANK OF AMERICA                  COM            060505104      20,967   1,721,450 SH       Sole                1,721,450
BERKSHIRE HATHAWAY A             CL A           084670108         313          02 SH       Sole                        2
BERKSHIRE HATHAWAY B             CL B NEW       084670702         396       3,804 SH       Sole                    3,804
BRISTOL MYERS                    COM            110122108      22,437     544,730 SH       Sole                  544,730
CHICOS                           COM            168615102      11,636     692,635 SH       Sole                  692,635
CITIGROUP                        COM NEW        172967424      20,827     470,768 SH       Sole                  470,768
COCA COLA                        COM            191216100      22,759     562,792 SH       Sole                  562,792
CONAGRA                          COM            205887102      19,231     537,030 SH       Sole                  537,030
D.R. HORTON                      COM            23331A109      22,593     929,750 SH       Sole                  929,750
DIRECTV                          COM            25490A309      18,369     324,604 SH       Sole                  324,604
EBAY                             COM            278642103      21,390     394,500 SH       Sole                  394,500
ELI LILLY                        COM            532457108      15,845     279,005 SH       Sole                  279,005
EMC                              COM            268648102      17,556     734,863 SH       Sole                  734,863
EXXON MOBIL                      COM            30231G102         225       2,501 SH       Sole                    2,501
FISERV                           COM            337738108         230       2,615 SH       Sole                    2,615
FOOT LOCKER                      COM            344849104      14,521     424,093 SH       Sole                  424,093
GOOGLE                           CL A           38259P508         231         291 SH       Sole                      291
HEINZ                            COM            423074103      26,110     361,289 SH       Sole                  361,289
HILLSHIRE BRANDS                 COM            432589109       7,351     209,130 SH       Sole                  209,130
HOME DEPOT                       COM            437076102      28,465     407,925 SH       Sole                  407,925
IBM                              COM            459200101         562       2,636 SH       Sole                    2,636
INTEL                            COM            458140100      14,827     679,045 SH       Sole                  679,045
JOHNSON & JOHNSON                COM            478160104         394       4,828 SH       Sole                    4,828
JPMORGAN CHASE                   COM            46625H100         228       4,805 SH       Sole                    4,805
MCCORMICK                        COM NON VTG    579780206       6,577      89,421 SH       Sole                   89,421
MCDONALDS                        COM            580135101         271       2,716 SH       Sole                    2,716
MYLAN                            COM            628530107      23,278     803,925 SH       Sole                  803,925
PEPSICO                          COM            713448108         209       2,646 SH       Sole                    2,646
PFIZER                           COM            717081103      25,995     900,738 SH       Sole                  900,738
PHILIP MORRIS                    COM            718172109         455       4,910 SH       Sole                    4,910
PROCTER & GAMBLE                 COM            742718109         295       3,832 SH       Sole                    3,832
TEXAS INSTRUMENTS                COM            882508104      15,995     450,824 SH       Sole                  450,824
TIME WARNER                      COM NEW        887317303      13,062     226,700 SH       Sole                  226,700
TOLL BROTHERS                    COM            889478103      14,730     430,200 SH       Sole                  430,200
VIACOM CL B                      CL B           92553P201      19,516     317,431 SH       Sole                  317,431
XILINX                           COM            983919101      22,422     587,413 SH       Sole                  587,413
YAHOO                            COM            984332106      24,069   1,022,950 SH       Sole                1,022,950
ANNALY CAPITAL                   COM            035710409         350      22,000 SH       Sole                   22,000
DOMINION                         COM            25746U109         257       4,411 SH       Sole                    4,411
DUKE ENERGY                      COM NEW        26441C204       1,062      14,634 SH       Sole                   14,634
INVESCO VALUE MUNI INCOME        COM            46132P108         328      20,335 SH       Sole                   20,335
NUVEEN INSURED ADVANTAGE MUNI    COM            67071L106         428      28,700 SH       Sole                   28,700
NUVEEN INSURED MUNI OPPORTUNIT   COM            670984103         167      11,100 SH       Sole                   11,100
NUVEEN INSURED PREMIUM MUNI      COM            6706D8104         414      29,300 SH       Sole                   29,300
SOUTHERN                         COM            842587107         717      15,275 SH       Sole                   15,275
WISCONSIN ENERGY                 COM            976657106         323       7,531 SH       Sole                    7,531
ISHARES ETF 1-3 YR TREASURY BO   BARCLYS 1-3 YR 464287457       3,298      39,045 SH       Sole                   39,045
VANGUARD ETF S-T BOND INDEX      SHORT TRM BOND 921937827       7,699      95,059 SH       Sole                   95,059